Equity - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Class of Stock [Line Items]
Common stock, authorized	210,000,000
Conversion of stock amount issued		$ 23,313,000
Convertible preferred stock shares authorized	0	7,404,919
Convertible preferred stock shares issued	0	6,840,620
Convertible preferred stock shares outstanding	0	6,840,620
Dividends	$ 0	$ 0
Liquidation Preference, Value		$ 195,800,000
Preferred Stock, Shares Authorized	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares designated	0
Preferred stock, par value	$ 0.0001		$ 19.06
Preferred stock, value, outstanding			$ 53,800,000
Minimum
Class of Stock [Line Items]
Conversion of stock amount issued	$ 75,000,000
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, authorized	200,000,000	943,840
Common stock, Par value	$ 0.0001	$ 0.0001
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, authorized	10,000,000	226,285
Common stock, Par value	$ 0.0001	$ 0.0001
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock shares authorized	0
Convertible preferred stock shares issued	0
Convertible preferred stock shares outstanding	0
Preferred Stock Dividend Payment Terms	i) 1.50 times the Series C Original Issuance Price plus all declared and unpaid dividends on Series C Preferred Stock or ii) such amount per share that would have been payable had all shares of Series C Preferred Stock been converted into common stock immediately prior to such event.
Preferred stock, shares issued			2,818,192
Preferred stock, par value			$ 19.06
Common Stock
Class of Stock [Line Items]
Conversion price of preferred stock	$ 38.19